INCOME TAXES (Details - Schedule of effective income tax reconciliation)	3 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Income Tax Disclosure [Abstract]
Hong Kong statutory income tax rate	16.50%	16.50%
Effective tax rate	16.50%	16.50%